Vessels, Net and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2016
Vessels, Net and Other Fixed Assets, Net [Abstract]
Vessels, Net and Other Fixed Assets, Net
6.	Vessels, Net and Other Fixed Assets, Net

The amounts shown in the consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2015	$424,105,871	$(53,151,629)	$370,954,242
Depreciation	-	(15,075,915)	(15,075,915)
Impairment loss	(30,879,525)	9,237,436	(21,642,089)
Balance, December 31, 2015	$393,226,346	$(58,990,108)	$334,236,238
Improvements	134,140	-	134,140
Depreciation	-	(7,611,425)	(7,611,425)
Impairment loss	(306,239,306)	66,241,016	(239,998,290)
Disposals	(87,121,180)	360,517	(86,760,663)
Balance, December 31, 2016	$-	$-	$-

During 2016, six of the Company’s vessels were sold to unrelated third parties for demolition purposes, while the companies owning the vessels Box Voyager, Box Trader and Maule were sold to entities affiliated with Mr. Michael Bodouroglou, as mentioned in Note 5 above.

The vessels were sold at the sale prices presented below. The loss on sales which was recognized and is separately reflected in the consolidated statements of comprehensive income / (loss) and the vessels’ delivery dates to their new owners are analyzed as follows:

Vessel	Sale Price (Gross)	Loss on Sale of Vessels	Delivery Date
Box Hong Kong	6,275,462	767,039	August 9, 2016
Box China	6,278,592	804,676	August 11, 2016
Box Emma	5,461,954	3,930,277	September 22, 2016
Box Queen	5,927,866	2,501,509	October 31, 2016
Box Marlin	5,718,140	3,399,675	December 9, 2016
Box Kingfish	5,711,213	3,379,758	December 13, 2016
	35,373,227	14,782,934

Following the sale of vessels, the carrying amount of other fixed assets was written-off. Depreciation charged for each of the years ended December 31, 2014, 2015 and 2016 amounted to $59,982, $59,982 and $39,187.